Investments (PCI Investments Acquired) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	$ 0	$ 0
Cash flows expected to be collected	0	0
Fair value of investments acquired	0	0
Fixed Maturity Securities
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	947	1,872
Cash flows expected to be collected	745	1,446
Fair value of investments acquired	$ 503	$ 978